Other income (Tables)	12 Months Ended
Mar. 31, 2022
Other Income Expense [Abstract]
Summary of other income

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Government grant
- generation based incentive	2,098	1,846	2,029	27
- viability gap funding	37	32	32	0
Compensation for loss of revenue	89	431	1,461	19
Gain on sale of property, plant and equipment	219	0	10	0
Insurance claim	34	63	265	3
Gain on derivative instruments designated as cash flow hedge (net)	—	16	29	0
Gain on disposal of subsidiaries (net) (refer Note 39)	—	—	214	3
Income tax refund	—	160	—	—
Excess provisions written back	—	—	611	8
Commission on financial guarantee contracts (refer Note 45)	—	—	78	1
Miscellaneous income	157	295	389	5
Fair value gain on investment (refer Note 55(b))	—	27	—	—
Fair value change of mutual fund (including realised gain)	—	—	21	0
Total	2,634	2,870	5,139	68